UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 1.5%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$375	$366,709
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	330	332,858

		699,567

California — 18.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	720	755,820
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	120	124,972
St. Joseph Health System, 5.75%, 7/01/39	730	751,878
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	1,100	1,143,296
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	340	358,404
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	965	871,260
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	1,460	1,445,736
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,500	1,553,040
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	880,328
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	731,004

		8,615,738

Colorado — 3.8%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,095	1,116,134

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$580	$602,069
Regional Transportation District, COP, Series A, 5.38%, 6/01/31 (a)	85	85,156

		1,803,359

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	673,523

Florida — 0.4%
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (b)	565	175,862

Georgia — 5.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,300	1,327,235
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,000	1,119,300

		2,446,535

Illinois — 7.3%
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	710	712,726
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	900	926,001
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	270	271,947
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,074,200
OSF Healthcare System, 6.00%, 5/15/39	525	524,984

		3,509,858

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,267,481

Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	956,187

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$350	$356,612
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	859,872
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	775	809,371

		2,025,855

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35 (a)	380	386,893

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	525	515,739

Massachusetts — 3.7%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series B, 5.25%, 7/01/29	1,500	1,504,395
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	263,765

		1,768,160

Michigan — 4.6%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,060	1,048,520
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	533,190
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	620,190

		2,201,900

Multi-State — 6.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (c)(d)	3,000	3,295,530

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	170	169,869

Nevada — 8.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,080,860
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,130	1,153,674

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, RB (concluded) :
Series B, 5.75%, 7/01/42	$1,630	$1,696,569

		3,931,103

New Jersey — 4.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	808,755
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	635,091
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	695	750,113

		2,193,959

New York — 6.7%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	955	948,429
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,032,640
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	338,676
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	879,539

		3,199,284

North Carolina — 5.0%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,200	1,113,072
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	1,450	1,288,963

		2,402,035

Pennsylvania — 2.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	319,641
Pennsylvania Turnpike Commission, RB:
Sub-Series B, 5.25%, 6/01/39	425	428,477
Sub-Series C (AGC), 6.25%, 6/01/38	500	546,075

		1,294,193

Texas — 8.7%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	315	329,071
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	497,194
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	280,138
Lower Colorado River Authority, RB, 5.75%, 5/15/28	450	472,855

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	$500	$520,955
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,060,198
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,000	1,026,730

		4,187,141

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	640	642,195

Virginia — 1.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	842,903

West Virginia — 1.2%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38 (e)	580	571,329

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	655	687,187

Total Municipal Bonds – 105.3%		50,463,385

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 19.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,005	1,043,492
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,270,425
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	2,079	2,272,642
Series C, 5.25%, 8/01/39	1,410	1,435,577
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	199,178
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,343,979
University of California, RB, Series O, 5.75%, 5/15/34	810	891,324

		9,456,617

District of Columbia — 3.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	806,016

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	$899	$945,437

		1,751,453

Florida — 7.4%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	3,510	3,557,947

Illinois — 7.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,695,855
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,098,733

		3,794,588

Nevada — 3.4%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,635,135

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	615,847

New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,022,600

New York — 6.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	814,184
Series FF-2, 5.50%, 6/15/40	990	1,060,718
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,040,120

		2,915,022

Ohio — 1.8%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	846,880

South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,075,259

Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,117,801
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,483,481

		2,601,282

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	483,792

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$890	$899,317

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 63.9%		30,655,739

Total Long-Term Investments (Cost – $78,788,131) – 169.2%		81,119,124

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (g)(h)	518,972	518,972

Total Short-Term Securities (Cost – $518,972) – 1.1%		518,972

Total Investments (Cost – $79,307,103*) – 170.3%		81,638,096
Other Assets Less Liabilities – 0.9%		438,413
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (34.0)%		(16,289,261)
Preferred Shares, at Redemption Value – (37.2)%		(17,851,081)

Net Assets Applicable to Common Shares – 100.0%		$47,936,167

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost		$63,229,928

	Gross unrealized appreciation		$2,962,406
	Gross unrealized depreciation		(830,070)

	Net unrealized appreciation		$2,132,336

(a)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty	Value	Unrealized Appreciation

	JPMorgan Securities	$386,893	$6,893
	Morgan Stanley Co. Inc.	$85,156	$1,454

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Variable rate security. Rate shown is as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional Tax-Exempt Fund	1,698,254	(1,179,282)	518,972	$143

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$81,119,124	—	$81,119,124
Short-Term Securities	$518,972	—	—	518,972

Total	$518,972	$81,119,124	—	$81,638,096

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 26, 2011